As filed with the Securities and Exchange Commission on December 29, 2005
                       File Nos. 333-101585 and 811-21260
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ____                     [ ]

                         Post-Effective Amendment No. 4                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                 Amendment No. 5                             [X]

                        (Check appropriate box or boxes)


                           CM ADVISERS FAMILY OF FUNDS
                           ---------------------------
                Exact Name of Registrant as Specified in Charter

              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (512) 329-0050
                                 --------------
               Registrant's Telephone Number, including Area Code

                                Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                              Jeffrey Skinner, Esq.
                             Kilpatrick Stockton LLP
                         3737 Glenwood Avenue, Suite 400
                          Raleigh, North Carolina 27612

Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

         [ ]  immediately upon filing pursuant to paragraph (b);
         [ ]  on ________ (date) pursuant to paragraph (b);
         [ ]  60 days after filing pursuant to paragraph (a)(1);
         [ ]  on ________ (date) pursuant to paragraph (a)(1);
         [X]  75 days after filing pursuant to paragraph (a)(2); or
         [ ]  on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                                     PART A
                                     ======

                                    FORM N-1A

                                   PROSPECTUS

CUSIP Number: _________                                 NASDAQ Symbol: ________


                          CM ADVISERS FIXED INCOME FUND

                   A SERIES OF THE CM ADVISERS FAMILY OF FUNDS





                     TABLE OF CONTENTS

The Fund's Investment Objective
and Principal Investment Strategy........  3
Principal Risks of Investing in the Fund.  4
Past Performance.........................  6               PROSPECTUS
Fees and Expenses of the Fund............  7           December ____, 2005
Management and Administration............  8
Investing in the Fund.................... 10
Purchasing Shares........................ 11
Redeeming Shares......................... 13               Managed By
Frequent Purchases and Redemptions....... 15
Additional Information About                     Van Den Berg Management, Inc.
Purchases and Redemptions................ 16        (d/b/a CM Fund Advisers)
Distributions............................ 17    805 Las Cimas Parkway, Suite 430
Federal Taxes............................ 17          Austin, Texas 78746
Financial Highlights..................... 17

This Prospectus includes important information about the CM Advisers Fixed Income Fund (the "Fund"), a series of the CM Advisers Family of Funds (the "Trust") that you should know before investing. You should read the Prospectus and keep it for future reference. For questions or for Shareholder Services, please call (800) 773-3863.

--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

     The Fund's Investment Objective and Principal Investment Strategy

     The Fund's investment objective is to seek to preserve capital and maximize total return using fixed income securities. The Fund's investment objective may be changed without shareholder approval.

     To meet its investment objective, the Fund primarily seeks to purchase U.S. dollar denominated fixed income securities that the Fund's investment adviser, Van Den Berg Management, Inc. d/b/a CM Fund Advisers (the "Adviser"), believes are undervalued. The Fund may invest in all types of fixed income securities but will typically invest in fixed income securities such as corporate and government notes and bonds and mortgage-backed securities. In addition to U.S. denominated fixed income securities, the Fund may invest in non-U.S. based fixed income securities (e.g., foreign corporate and government notes and bonds), including, without limitation, emerging market debt instruments, when the Adviser believes they offer more attractive opportunities.

     While the Adviser considers potential income from fixed income securities (i.e., interest payments to be made on bonds and notes) when evaluating possible investment for the Fund, the Adviser's primary criteria for debt securities relates to their appreciation potential. To select fixed income securities for the Fund, the Adviser generally:

     o Reviews the maturity, rating (e.g., by Standard & Poor's Rating Services ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch") or a similar rating agency) and yield of a debt security, both independently and in relation to the Fund's current portfolio;

     o Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

     o Seeks to purchase debt securities that the Adviser believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the
          Fund); and (ii) offer opportunities for price appreciation.

     The Fund will generally sell fixed income securities when the Adviser believes that they no longer represent attractive values, or no longer fit the desired mix of securities for the Fund.

     The Fund may purchase fixed income securities of any credit quality. Accordingly, the Fund may hold fixed income securities that receive the highest ratings from Moody's, Standard & Poor's, Fitch or a similar rating agency, and/or lower-rated debt instruments, such as high-yield or junk bonds. The Fund may also purchase fixed income securities issued by any size company, municipality or government body, without limitation.

     While the Fund's primary focus is investment in fixed income securities, the Fund has the flexibility to invest in cash or cash equivalent positions (e.g., money market instruments, U.S. Government obligations, commercial paper, repurchase agreement and other cash or cash equivalent positions) when the Adviser believes the fixed income securities markets offer limited investment opportunity or are overpriced. The Fund may hold cash or cash equivalent positions for extended periods of time while the Adviser waits for the fixed income securities markets to offer more attractive opportunities.

     As a non-diversified investment company, the Fund may hold a small number of fixed income securities (e.g., as few as 12 securities, even when fully invested).

     Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

     Non-Diversified Fund. The Fund is a "non-diversified" investment company. Many mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes. In order to deduct dividends distributed to shareholders under the tax code, mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

     Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

     Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle.


                    Principal Risks of Investing in the Fund

     All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

o Market Risk - Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general fixed income market conditions.

o Management Style Risk - The share price of the Fund also changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser's allocation of the Fund's assets and selection of securities. The Advisor's judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

o Credit Risk - Credit risk is the risk that the issuer of a debt security (e.g. corporate, government, mortgage backed bills, notes and bonds) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund's income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. To the extent the Fund invests in lower rated debt instruments, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt instruments.

o Corporate Debt Securities Risk - The Fund's fixed income investments may include corporate, municipal, or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by Standard & Poor's or Fitch or, if not rated, of equivalent quality in the Adviser's opinion). In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody's or BBB by S&P's or Fitch (see "Junk Bonds or Lower-rated Securities Risk" below). The Fund's fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser's independent assessments of the securities creditworthiness) are or may become inaccurate.

o Junk Bonds or Lower-rated Securities Risk - Debt securities rated below Baa by Moody's and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce value of the Fund's shares and the income it earns.

o Income Risk - One of the Fund's primary sources of income will be derived from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund's current income will be adversely affected and reduced.

o Interest Rate Risk - The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures.

o Maturity Risk - Maturity risk is another factor that can affect the value of the Fund's debt security holdings. In general, but not in all cases, the longer the maturity of a fixed income instrument, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

o Concentration Risk - Concentration risk is the risk that if the Fund concentrates its investments within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated. To the extent the Fund concentrates its investments in any such area that experiences an adverse development, the Fund's portfolio may be negatively affected.

o Foreign Bond Risk - Investments in foreign bonds involve risks that may be different from investing in U.S. bonds. Foreign securities are also subject to the risks of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and/or nationalization of companies or industries. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. In addition, the interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign corporate bonds are also subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult for the Advisor to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due or may require that the conditions for payment be renegotiated.

o Emerging Countries Risk - In addition to the general risks of investing in foreign bonds described under the "Foreign Bond Risk" above, investments in securities markets of emerging countries, including without limitation, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East, and Africa, are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities of more developed countries.

o Non-diversified fund risk - In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue of securities and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.



                                Past Performance

     Because the Fund has not been in operation for an entire calendar year, there is no calendar year performance information for the Fund to be presented here. However, you may request a copy of the Fund's most recent Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund at 1-800-773-3863.

                          Fees and Expenses of the Fund

         The following table is designed to help you understand the expenses paid by shareholders in the Fund. Actual expenses may be different from those shown. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                        Shareholder Transaction Expenses
                        --------------------------------
                    (fees paid directly from your investment)

        Sales load.................................................. None
        Redemption Fees (as a % of amount redeemed)................. 1.00%^1
        Exchange Fees............................................... None

                        Annual Fund Operating Expenses(2)
                        ---------------------------------
                    (expenses that are deducted from assets)

        Management Fees............................................. 0.50%
        Distribution and/or Service (12b-1) Fees.................... 0.45%
        Other Expenses.............................................. 1.50%
                                                                     -----
        Total Annual Fund Operating Expenses........................ 2.45%^3
                                                                     =====

^1 The redemption fee (the "Redemption Fee") is charged upon any redemption of Fund shares occurring within one year following the purchase of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. The Redemption Fee does not apply to shares purchased by reinvesting dividends or capital gain distributions, or on amounts representing capital appreciation of shares. A Redemption Fee of 1.00% will be imposed on the redemption of shares (including by exchange) purchased within one
(1) year or less. See the section entitled "Redeeming Shares - Fees on Redemptions" for additional information regarding the applicability of the Redemption Fee.

^2   Since  the Fund is newly  organized,  expenses  in the  chart  are based on estimated expenses.

^3 The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1
Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 29, 2007. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.45%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year      3 years
                            ------      -------
                             $248         $764

The Redemption Fee (equal to 1.00% of the value of shares within one year of purchase) is not included in these calculations. If the Redemption Fee were included, your costs would be higher.


                          Management and Administration

     Investment Adviser. Van Den Berg Management, Inc. (d/b/a CM Fund Advisers) serves as the Fund's investment adviser that manages the investments in the Fund's portfolio. The Adviser's principal office is located at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Adviser has been engaged in the investment advisory business since 1974 and, as of December, 2005 managed approximately $2.9 billion under the assumed (d/b/a) name "Century Management."

     The Adviser has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund, under which the Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Fund's Board of Trustees (the "Trustees"). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of 0.50% of the average daily net asset value of the Fund. A discussion regarding the basis for the Trustees' approval of the investment advisory agreement between the Fund and Advisor will be available in the Fund's initial and subsequent annual and semi-annual shareholder reports, as applicable.

     The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1
Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 28, 2007. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.

     The Adviser is controlled by Arnold Van Den Berg, who owns a controlling interest in the Adviser. Mr. Van Den Berg also serves as the Chairman of the Board of Trustees that oversees the management and administration of the Fund. Mr. Van Den Berg founded the Adviser in 1974, and has worked in the investment management business for over 37 years.

     Mr. Van Den Berg, President of the Adviser, James D. Brilliant, Vice President and Senior Research Analyst for the Adviser, and Thomas W. Siderewicz, Jr., Research Analyst and Trader for the Adviser, serve as the portfolio managers for the Fund. Mr. Brilliant is a Chartered Financial Analyst ("CFA") and has been employed by the Adviser since 1986. Mr. Brilliant has more than 18 years of investment management and financial analysis experience. Mr. Siderewicz is a CFA and has been employed by the Adviser since 1999. Mr. Siderewicz has more than 15 years of investment management and financial analysis experience. The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

     Board of Trustees. The Fund is a series of the CM Advisers Family of Funds, an open-end management investment company organized as a Delaware statutory trust on November 22, 2002. The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.

     Administrator. The Nottingham Company (the "Administrator") serves as the Fund's administrator, assists in the coordination of the services of the Fund's vendors, and provides the Fund with certain administrative, fund accounting and compliance services.

     Transfer Agent. NC Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

     Custodian. Wachovia Bank, N.A. (the "Custodian") serves as the custodian of the Fund's securities.

     Distributor and Distribution of Shares. Capital Investment Group, Inc. (the "Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940 (the "1940 Act"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

     The Distribution Plan provides that the Fund will pay the annual rate of up to 0.45% of the average daily net assets of the Fund. Under the Distribution Plan, the Fund is authorized to pay the Distributor an annual asset-based distribution fee of 0.20% and an annual asset-based service fee of 0.25%. The distribution fees are subject to the requirements of Rule 12b-1 of the 1940 Act and may be used (among other things) to compensate authorized broker-dealers, banks and insurance companies that make available Fund shares to their clients, for printing of prospectuses for prospective shareholders, for preparation and distribution of sales literature or advertising of any type, and for other types of expenses incurred in connection with activities primarily intended to result in the sale of shares of the Fund. The service fees are used for personal and account maintenance services, and may be used (among other things) to make payments to authorized broker-dealers, banks and insurance companies for responding to inquires of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services. The Distributor, as paying agent for the Fund, generally pays all or a large portion of the distribution and service fees to such authorized broker-dealers, banks and insurance companies to compensate them for these types of services. The Distributor may also retain a portion of the fees. Together, these fees increase the overall expenses for the Fund by 0.45% per year. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.


                              Investing in the Fund

     Minimum Initial Investment. The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment for the Fund is generally $100,000 for taxable, tax deferred, and tax exempt accounts. Notwithstanding the foregoing, the Fund's Trustees and officers, the Adviser's investment management clients, personnel, officers, directors and employees, and their respective immediate family members may open a taxable account in the Fund with a minimum initial investment of $5,000, and a deferred or tax exempt account with a minimum initial investment of $1,000. The Fund may, at the Adviser's sole discretion, accept accounts with less than the minimum investment.

     Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received, subject to the order being accepted by the Fund in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

     The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services or securities dealers to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded or so recently issued that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the Adviser consults with the Administrator on a regular basis regarding the need for fair value pricing. The Adviser is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. The Trustees monitor and evaluate the Fund's use of fair value pricing, and periodically review the results of any fair valuation under the Fund's policies.

     Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission ("SEC") or during which the SEC declares the existence of an emergency. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.


                                Purchasing Shares

     The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Fund in good form. Orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

     Regular Mail Orders. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders and traveler's checks will not be accepted by the Fund. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "CM Advisers Fixed Income Fund" to:

             CM Advisers Family of Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

     The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

     If checks are returned due to insufficient funds or other reasons, the purchase will be cancelled. The Fund will charge the prospective investor a $20 fee for the cancelled check and may redeem shares of the Fund already owned by the prospective investor or another identically registered account to recover any such losses. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, the Administrator, or the Transfer Agent in connection with respect to any cancelled check.

     Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the:  CM Advisers Fixed Income Fund
             Acct. # ________________
             For further credit to (shareholder's name and SSN or TIN)

     Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment for any account is $1,000, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser's sole discretion, accept additional investments for less than the minimum additional investment.

     Automatic Investment Plan. Shareholders who have met the Fund's minimum investment criteria may participate in the Fund's automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

     Buying or Selling Shares through a Financial Intermediary. You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or advisor). To buy or sell shares at the net asset value ("NAV") of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services. In addition, the Fund or Distributor may pay a fee to such financial intermediary.

     Certain financial intermediaries may have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

     The Fund is not responsible for ensuring that a financial intermediary carries out its obligations. You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

     Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. If after opening the investor's account, the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


                                Redeeming Shares

     Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             CM Advisers Family of Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

     Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Fund's name (CM Advisers Fixed Income Fund), account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

     Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

     Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling 1-800-773-3863; provided that you confirm your telephone instructions later in writing. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

     (1)  Name of Fund (CM Advisers Fixed Income Fund);
     (2)  Shareholder name(s) and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions  for transmittal of redemption  funds to the shareholder;
          and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

     Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to insure instructions are genuine.

     Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder's account if, as a result of redemptions or transfers (but not required IRA distributions), the account's balance falls below the minimum initial investment required for your type of account (see "Minimum Initial Investment" above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

     Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind. However, the Fund reserves the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Fund and the remaining shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

     Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

     Fees on Redemptions. As explained under "Fees and Expenses of the Fund," the Fund charges a Redemption Fee of 1.00% of the amount redeemed on redemptions of Fund shares occurring within one year following the purchase of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. No Redemption Fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a Redemption Fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of shares held by the shareholder for the longest period of time.

     Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor, if any, and offered for sale in the state in which you reside. Shares may be exchanged for shares of other series of the Trust at the NAV. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest. Exchanges are considered redemptions for purposes of determining whether a Redemption Fee is applicable.

     The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to shareholders of the Fund.


                       Frequent Purchases and Redemptions

     Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund's portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Fund's portfolio securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Fund. These capital gains would likely include short-term capital gains taxed at ordinary income tax rates.

     The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund. Under the Fund's policy, the Adviser has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Adviser believes the investor has a pattern of Frequent Trading that the Adviser considers not to be in the best interests of the other shareholders. To assist the Adviser in identifying possible Frequent Trading patterns, the Transfer Agent provides a daily record of the Fund's shareholder trades to the Adviser. The Transfer Agent also assists the Adviser in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.

     Under the Fund's policy regarding Frequent Trading, the Fund intends to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $10,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction. This policy is intended to apply uniformly, except that the Fund may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks ("Intermediary Accounts"). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange shares of the Fund without the identity of the particular shareholders being known to the Fund. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange shares of the Fund without the identity of the underlying shareholder being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Fund could identify shareholders who might be engaging in Frequent Trading through such accounts or could curtail such trading. Also, the policy will not apply if the Adviser determines that a purchase and redemption pattern is not a Frequent Trading pattern intended to respond to short-term fluctuations in the securities markets, such as inadvertent errors that result in frequent purchases and redemptions. In such a case the Adviser may choose to accept further purchase and/or exchange orders for such investor account.

     The Fund also charges a Redemption Fee on redemptions of Fund shares occurring within two years of the purchase of such shares. The fee is intended to defray the costs of liquidating an investor's position in the Fund and to discourage the short-term trading of Fund shares. See the section entitled "Redeeming Shares - Fees on Redemptions" for additional information on the Redemption Fee.



             Additional Information About Purchases and Redemptions

     Telephone Purchases by Securities Firms. Brokerage firms that are members of the National Association of Securities Dealers ("NASD") may telephone the Transfer Agent at 1-800-773-3863 and buy shares for investors who have investments in the Fund through the brokerage firm's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund, the Distributor nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to follow these established procedures, they may be liable. The Fund may modify or terminate these telephone privileges at any time.

     Miscellaneous. The Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                                  Distributions

     The Fund will distribute most of its investment income and realized capital gains to its shareholders every year. The Fund's net investment income, if any, will generally be paid quarterly and the Fund's net realized long and short-term capital gains, if any, will be distributed at least annually, usually in December. Absent instructions to pay investment income and realized capital gains distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.


                                  Federal Taxes

     The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

     Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid to shareholders in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

     In general, a shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2005) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

     Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.


                              Financial Highlights

     Because the Fund is a new fund, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-800-773-3863.

___________________________________      ___________________________________

   CM ADVISERS FIXED INCOME FUND
                                                     CM ADVISERS
___________________________________               FIXED INCOME FUND

Additional  information  about  the      ___________________________________
Fund's  investments is available in
the Fund's  Annual and  Semi-annual
Reports  to  shareholders.  In  the
Fund's  Annual  Reports,  you  will
find a  discussion  of  the  market
conditions      and      investment
strategies    that    significantly
affected  the  Fund's   performance
during its last fiscal year.

Also,  a  Statement  of  Additional
Information about the Fund has been
filed  with  the   Securities   and
Exchange Commission. This Statement
(which  is   incorporated   in  its
entirety  by   reference   in  this
Prospectus)  contains more detailed
information about the Fund.
                                                      PROSPECTUS
The Fund's  Annual and  Semi-annual
Reports and the Fund's Statement of              December ____, 2005
Additional      Information     are
available without charge:  (i) upon
written  request  to Van  Den  Berg
Management,   Inc.  d/b/a  CM  Fund
Advisers,  805 Las  Cimas  Parkway,
Suite  430,  Austin,  Texas  78746,
(ii)  by   calling   the   Fund  at
1-800-773-3863 or (iii) through the
website www.cm-ic.com.

You  can  also   review  or  obtain
copies of these reports by visiting
the    Securities    and   Exchange
Commission's  Public Reference Room
in  Washington,  D.C. or by sending
your request and a duplicating  fee
to  the   Public   Reference   Room
Section    of    the    Commission,
Washington,      DC     20549-6009.
Information on the operation of the
Public   Reference   Room   may  be
obtained by calling the  Commission
at 1-800-SEC-0330.

Reports and other information about
the Fund can also be viewed  online
on the  Commission's  Internet site
at http://www.sec.gov.


CM Advisers Family of Funds Investment
Act File Number: 811-21260

                                     PART B
                                     ======

                                    FORM N-1A


                          CM Advisers Fixed Income Fund
                                     of the
                           CM Advisers Family of Funds

                        805 Las Cimas Parkway, Suite 430
                               Austin, Texas 78746

                       STATEMENT OF ADDITIONAL INFORMATION

                               December ___, 2005

     The CM Advisers Fixed Income Fund (the "Fund") is a series of the CM Advisers Family of Funds (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") as required by the Investment Company Act of 1940, as amended (the "1940 Act").

     This Statement of Additional Information (the "SAI") is not a prospectus, and it should be read in conjunction with the Fund's prospectus dated _________, 2005, as the same may be amended from time to time (the "Prospectus"). No investment in shares of the Fund should be made solely upon the information contained in the SAI. Copies of the Prospectus may be obtained, without charge, by calling the Fund at 1-800-773-3863 or writing to Van Den Berg Management, Inc. d/b/a CM Fund Advisers, the Fund's investment adviser (the "Adviser") at the following address:

              Van Den Berg Management, Inc. d/b/a CM Fund Advisers
                        805 Las Cimas Parkway, Suite 430
                               Austin, Texas 78746

     The Fund will issue an annual report (the "Annual Report") after the end of each fiscal year that will include a report from the Fund's management on the Fund's operation and performance, and audited financial statements for the Fund. Since the Fund is newly organized, it has not yet issued an Annual Report. Information from the Annual Report will be incorporated by reference into this SAI once the Fund's initial fiscal year is completed and the Annual Report has been prepared. Once available, copies of the Annual Report may be requested, without charge, by contacting the Fund at the toll free number above or by writing to the Adviser at the address above.

                           CM ADVISERS FAMILY OF FUNDS

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES AND RISKS......................................1
   General Investment Risks....................................................1
   U.S. Government Securities..................................................1
   Money Market Instruments....................................................1
   Repurchase Agreements.......................................................2
   Mortgage Pass-Through Certificates..........................................2
   Collateralized Mortgage Obligations.........................................2
   Other Mortgage Related Securities...........................................2
   Asset-Backed Securities.....................................................3
   Equipment Trust Certificates................................................3
   Floating Rate Securities....................................................3
   Swaps.......................................................................3
   Private Activity Bonds......................................................3
   Strips......................................................................4
   Debentures .................................................................4
   Convertible Bonds...........................................................4
   PIPEs.......................................................................5
   Demand Notes................................................................5
   Inverse Floaters............................................................6
   Illiquid Investments........................................................6
   Restricted Securities.......................................................6
   Investment Companies........................................................6
   Forward Commitment and When-Issued Securities...............................7
   Lack of Diversification.....................................................7
   Temporary Defensive Positions...............................................7
   Borrowing...................................................................8

INVESTMENT RESTRICTIONS........................................................8
   Fundamental Restrictions....................................................8
   Non-Fundamental Restrictions................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION................................9
   Brokerage Selection.........................................................9
   Aggregated Trades..........................................................10
   Portfolio Turnover.........................................................11

DESCRIPTION OF THE TRUST......................................................11

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS........................12
   Trustees and Officers......................................................12
   Trustee Standing Committees................................................14
   Beneficial Equity Ownership Information....................................15
   Ownership In Fund Affiliates...............................................15
   Compensation...............................................................15
   Principal Holders of Voting Securities and Management Ownership............16

MANAGEMENT AND ADMINISTRATION.................................................16
   Investment Adviser.........................................................16
   Compensation of Portfolio Managers.........................................18
   Ownership of Fund Shares by Portfolio Managers.............................18
   Other Accounts Managed by Portfolio Managers...............................18
   Portfolio Managers' Conflicts of Interests.................................19
   Administrator..............................................................19
   Transfer Agent.............................................................20
   Distributor................................................................20
   Custodian..................................................................21
   Compliance Services Administrator..........................................21
   Independent Registered Public Accounting Firm..............................21
   Legal Counsel..............................................................21

CODE OF ETHICS................................................................21

PROXY VOTING POLICIES.........................................................22

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................22

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES.......................23
   Purchases..................................................................23
Redemptions...................................................................24
   Additional Information.....................................................24

NET ASSET VALUE...............................................................25

ADDITIONAL TAX INFORMATION....................................................26

ADDITIONAL INFORMATION ON PERFORMANCE.........................................28
   Lipper Analytical Services, Inc............................................30
   Morningstar, Inc...........................................................30

FINANCIAL STATEMENTS..........................................................31

APPENDIX A - DESCRIPTION OF RATINGS...........................................32

APPENDIX B - PROXY VOTING POLICIES............................................37
   Trust's Proxy Voting and Disclosure Policy.................................38
   Adviser's Proxy Voting and Disclosure Policy...............................42

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The CM Advisers Family of Funds (the "Trust") was organized on November 22, 2002 as a Delaware statutory trust and is registered as an open-end management investment company with the SEC. The CM Advisers Fixed Income Fund (the "Fund") is a separate non-diversified series of the Trust. The Prospectus describes the Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Fund. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized securities rating services for certain securities in which the Fund may invest.

     General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in the Prospectus and this SAI.

     U.S. Government Securities. U.S. government securities include U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"),
Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), others are not. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

     Money Market Instruments. Money market instruments include, without limitation, U.S. government obligations, certain types of corporate debt
obligations  (including  those  subject  to  repurchase  agreements),   Banker's
Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund may invest in Commercial Paper of any rating category by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services ("Standard & Poor's"), or Fitch Investors Service, Inc. ("Fitch"). The Fund may also invest in unrated Commercial Paper. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

     Repurchase Agreements. A repurchase transaction occurs when, when an investor purchases a security (normally a U.S. Treasury obligation), it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Van Den Berg Management, Inc. d/b/a CM Advisers (the "Adviser"), the investment advisor to the Fund, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

     Mortgage Pass-Through Certificates. Obligations of GNMA, FNMA, and FHLMC include direct pass-through certificates representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment  tends to accelerate  during  periods of declining  interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMOs collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including prepayments) monthly, quarterly, or semi-annually. The prices and yields of CMOs are determined, in part, by assumptions about cash flows from the rate of payments of the underlying mortgage. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund's share prices. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Advisor will invest in classes of CMOs only if their characteristics and interest rate sensitivity fit the investment objectives and policies of the Fund.

     Other Mortgage Related Securities. In addition to the mortgage pass-through securities and the CMOs mentioned above, the Fund may also invest in other mortgage derivative products. In addition to the prepayment risks described above, rapidly rising interest rates could cause prepayments of mortgages to occur at a slower rate than expected, and the expected maturity of short or medium term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Fund's shares to fluctuate more and to fall. Governmental, government-related, and private entities may create other mortgage-related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, the Fund may consider making investments in such new types of mortgage-related securities.

     Asset-Backed Securities. In addition to CMOs, other asset-backed securities have been offered to investors backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to risks of prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. The Fund may invest in other asset-backed securities (e.g., equipment trust certificates), including those that may be developed in the future.

     Equipment Trust Certificates. Equipment trust certificates are a type of asset-backed security that represents undivided fractional interests in a trust whose assets consist of a pool of equipment retail installment contracts or leased equipment. The debt issue is secured by the equipment or physical assets, as the title for the equipment is held in trust for the holders of the issue. Equipment trust certificates are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue.

     Floating Rate Securities. The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1-, 3-, or 6-month LIBOR, 3-, 6-, or 12-month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur. Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price, and have adverse affects on the value of the floating rate securities.

     Swaps. The Fund may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Use of swaps subjects the investor to risk of default by the counterparties. If there is a default by a counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that a counterparty to the transaction is insolvent. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

     Private Activity Bonds. The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. The Fund's distributions of any interest it earns on municipal obligations will be taxable to shareholders as ordinary income. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S. federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues. Sizable investments in these obligations could involve an increased risk to the fund should any of the related facilities experience financial difficulties. The obligations of issuers may become subject to laws enacted in the future by Congress, state legislatures, or local governments of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     Strips. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If the Fund invests in STRIPS, the Fund will accrue income on the investment for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

     Debentures. A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid. The Fund may invest in all types of debentures, including corporate and government debentures.

     Convertible Bonds. Convertible bonds are fixed income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security's worth, at market value, if converted into the underlying common stock). Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     If a convertible security is converted into common stock, the Fund may hold common stock for a period of time. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all stocks, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stock will decline.

     PIPEs. PIPEs are Private Investments in Public Equity ("PIPE"), which is the purchase of stock in a company at a discount to the current market value per share for the purpose of raising capital. There are two main types of PIPEs - traditional and structured. A traditional PIPE is one in which stock, either common or preferred, is issued at a set price to raise capital for the issuer. A structured PIPE, on the other hand, issues convertible debt (common or preferred shares). A public company typically issues unregistered equity-linked securities to a investors at a discount to the price of the issuer's common stock at the time the deal is closed. The issuer commits to registering the securities with the SEC so they can be resold to the public, typically within 90-120 days. Some of the risks involved are that the selling company could go bankrupt, in which case the Fund may be locked in as the shares go down. In addition, the issuance of PIPES by a company often has a negative impact on the value of the issuing company's securities in the short-term because the issuance floods the market with more shares.

     Demand Notes. Variable and Floating Rate Demand Notes are notes that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Variable rate demand notes have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. These formulas are designed to result in a market value for the Variable Rate Demand Note or Floating Rate Demand Note that approximates its par value. Variable and Floating Rate Demand Notes are subject to interest rate risks

     Inverse Floaters. Inverse floaters are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change. Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund if the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

     Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust ("Trustees"), the Adviser determines the liquidity of the Fund's investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

     Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     Investment Companies. The Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds. The Fund expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies. Under Section 12(d)(1)(F), the Fund may acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. For example, Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests.

     Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

     Lack of Diversification. The Fund is a non-diversified Fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Many mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (1) at least 50% of the market value of the Fund's total assets invested in cash, U.S. government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (2) not more than 25% of the value of its total assets invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

         Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

     Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

     Borrowing. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund's costs and thus reduce the value of the Fund's assets.

                             INVESTMENT RESTRICTIONS

     Fundamental Restrictions. The Fund has adopted the following "fundamental restrictions," which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (1) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (2) more than 50% of its outstanding shares.

     As   a matter of fundamental policy, the Fund may not:

     1. Issue senior securities, except as permitted by the 1940 Act;

     2. Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

     3. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

     4. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

     5. Make loans, provided that the Fund may lend its portfolio securities, and provided further that, for purposes of this restriction, investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

     6. Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); and

     7. Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

     Non-Fundamental Restrictions. The Fund has also adopted the following non-fundamental investment restrictions, which may be changed by the Trustees at their discretion.

     As a matter of non-fundamental policy, the Fund may not:

     1. Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs;

     2. Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants;

     3. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

     4. Make investments for the purpose of exercising control or management over a portfolio company;

     5. Invest in securities of other registered investment companies, except as permitted under the 1940 Act (which investments may include, without limitation, investments in money market funds); and

     6. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     With respect to the "fundamental" and "non-fundamental" investment restrictions, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing funds and issuing senior securities are exceptions to this general rule.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     Subject to the general supervision of the Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Adviser shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Fund (the "Advisory Agreement"), which is described in detail under "Management and Administration - Investment Adviser." The Adviser serves as investment adviser for a number of client accounts, including the Fund. Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Adviser.

     Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Adviser's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of factors including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Adviser may not give consideration to sales of shares of the Fund, or any other series of the Trust, as a factor in selecting brokers to execute portfolio transactions. The Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on the broker's sales efforts.

     Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

     The research and investment information services described above make available to the Adviser, for its analysis and consideration, the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser's own investment information in rendering services to the Fund, the value of such research and services is not expected to materially reduce the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

     The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

     Aggregated Trades. While investment decisions for the Fund are made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Adviser, such other advisory clients may invest in the same securities as the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other series of the Trust, investment companies, or accounts advised or managed by the Adviser in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another series of the Trust, investment company, or account advised or managed by the Adviser, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other series of the Trust, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

     Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. The Fund is new, so there is no means of providing a comparison of portfolio turnover rates in recent years, but portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by the Fund's investment strategy, cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

                            DESCRIPTION OF THE TRUST

     The Trust, which is a statutory trust organized under Delaware law on November 22, 2002, is an open-end management investment company. The Trust's Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently offers two series, the CM Advisers Fund and the CM Advisers Fixed Income Fund. The number of shares of each series shall be unlimited. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

     In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

     Shareholders of all series of the Trust, including the Fund, will vote together and not separately on a series-by-series basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. A series is affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of the series. The rights of shareholders may not be modified by less than a majority vote. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series.

     Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

     The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

     The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

     The Trust will not hold an annual shareholders' meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust's Amended and Restated By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

             BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

     The Trustees are responsible for the management and supervision of the Trust and Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

     Trustees and Officers. The following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser are indicated in the table.

---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
                                    Position(s)                                                  Number of
                                     Held with      Length of       Principal Occupation(s)        Funds
      Name, Address and Age            Trust         Service          During Past 5 Years        Overseen      Other Directorships
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
                                                        Independent Trustees
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Brian R. Bruce (49)                   Trustee     Since 5/2003   Mr.   Bruce   has   been  the       2                None
260 Franklin Street                                              Director       of      Global
Boston, MA  02110                                                Investments    of    PanAgora
                                                                 Asset     Management    since
                                                                 December     1999.     Before
                                                                 joining  PanAgora,  Mr. Bruce
                                                                 was a  professor  at Southern
                                                                 Methodist   University   from
                                                                 January   1995  to   December
                                                                 1999.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Mark F. Ivan (48)                     Trustee     Since 5/2003   Mr.   Ivan   has   been   the       2                None
9743 Niwot Road                                                  President   of  Ivan  Capital
Longmont, CO  80504                                              Management,  Inc.  since June
                                                                 1996.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Richard M. Lewis (45)                 Trustee     Since 5/2003   Mr.  Lewis has been the Chief       2       Mr.  Lewis  serves as a
7000 N. Mopac, Suite 150                                         Financial      Officer     of               director of  Net-Sieve,
Austin, TX  78731                                                Worldcall,   Inc.,   a  voice               Inc.,     a     private
                                                                 over    internet     protocol               company whose  business
                                                                 telecom  company,  since  May               is           developing
                                                                 2004.      Before     joining               filtering    appliances
                                                                 Worldcall,  Inc.  he was  the               for     corporate    IT
                                                                 Chief  Financial  Officer  of               environments.
                                                                 Bluecurrent,     Inc.,     an
                                                                 information        technology
                                                                 services  firm,  from January
                                                                 2002  to  May  2004.   Before
                                                                 joining  Bluecurrent,  he was
                                                                 the   Vice    President    of
                                                                 Acquisitions    for    AMPAM,
                                                                 Inc.,    a    plumbing    and
                                                                 mechanical   services   firm,
                                                                 from  August 1999 to December
                                                                 2001.  He was a  Director  of
                                                                 Societe    Generale    before
                                                                 joining AMPAM.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------

                                                               12

---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
A. Zorel Paritzky, M.D. (63)          Trustee     Since 5/2003   Dr.   Paritzky   has  been  a       2                None
16133 Ventura Blvd., #1180                                       physician     with    Cardiac
Encino, CA  91436                                                Associates   Medical   Group,
                                                                 Inc.      since
1974.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
William R. Reichenstein, Ph.D.(53)    Trustee     Since 5/2003   Dr.  Reichenstein  has been a       2                None
9623 Oak Springs Dr.                                             professor      at      Baylor
Waco, TX  76712                                                  University   since  1990.  He
                                                                 is  currently  the  professor
                                                                 of  Finance  and  the Pat and
                                                                 Thomas  R.  Powers  Chair  in
                                                                 Investment    Management    -
                                                                 Finance,  Insurance  and Real
                                                                 Estate.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
                                                 Interested Trustees* and Officers
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Arnold Van Den Berg (66)**           Trustee,     Since 11/2002  Mr.   Van  Den  Berg  is  the       2                None
805 Las Cimas Parkway, Suite 430     Chairman,                   founder and  President of the
Austin, Texas 78746                  President                   Adviser.   He   has   been  a
                                                                 portfolio   manager  for  the
                                                                 Adviser  since  1974.  He has
                                                                 also been a  general  partner
                                                                 of  TL   Partners,   L.P.,  a
                                                                 limited    partnership   that
                                                                 invests   in   real   estate,
                                                                 since 1993.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
James D. Brilliant (39)**            Trustee,     Since 5/2003   Mr.   Brilliant   is  a  Vice       2                None
805 Las Cimas Parkway, Suite 430     Treasurer                   President    and   a   senior
Austin, Texas 78746                                              portfolio   manager   of  the
                                                                 Adviser. He has been with the
                                                                 Adviser  since 1986, and is a
                                                                 Chartered  Financial  Analyst
                                                                 (CFA).
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Scott Van Den Berg (38)**            Trustee,     Since 5/2003   Mr.  Van  Den  Berg is a Vice       2                None
805 Las Cimas Parkway, Suite 430     Secretary                   President  of the Adviser and
Austin, Texas 78746                                              has been with the firm  since
                                                                 1992.   He   is  a  Certified
                                                                 Financial   Planner   (CFP),
                                                                 a   Chartered      Financial
                                                                 Consultant  (CHFC), Chartered
                                                                 Retirement  Plans  Specialist
                                                                 (CRPS),   and   a  Chartered
                                                                 Mutual Fund Counselor (CMFC).
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Aaron S. Buckholtz (42)               Trustee     Since 5/2003   Mr.    Buckholtz   is   aVice       2                None
805 Las Cimas Parkway, Suite 430                                 President,      a      senior
Austin, Texas 78746                                              portfolio   manager   and   a
                                                                 trader  of  the  Adviser  and
                                                                 has been with the firm  since
                                                                 1990.   He  is  a   Chartered
                                                                 Financial Analyst (CFA).
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
David V. Swann (39)                    Chief      Since 10/2004  Mr.   Swann  is  a   licensed      n/a                n/a
805 Las Cimas Parkway, Suite 430    Compliance                   attorney    and   serves   as
Austin, Texas 78746                   Officer                    Advisers   Chief   Compliance
                                                                 Officer. He has been with the
                                                                 Adviser  since 2003  and  has
                                                                 served  as compliance officer
                                                                 in the industry  since  2000.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Julian G. Winters, (36)                Asst.      Since 2/2005   Vice  President,   Compliance      n/a                n/a
The Nottingham Company               Secretary                   Administration     of     The
116 South Franklin Street                                        Nottingham            Company
Post Office Box 69                                               (Administrator),  since 1998;
Rocky Mount, NC  27803                                           previously, Fund Accountant.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------
Tracey L. Hendricks, (37)              Asst.      Since 2/2005   Vice   President,   Financial      n/a                n/a
The Nottingham Company               Treasurer                   Reporting,   Internal  Audit,
116 South Franklin Street                                        and    Compliance    of   The
Post Office Box 69                                               Nottingham            Company
Rocky Mount, NC  27803                                           (Administrator)  since  2004;
                                                                 previously  Vice President of
                                                                 Special  Projects and Manager
                                                                 of Fund Accounting.
---------------------------------- -------------- -------------- ------------------------------ ------------ -----------------------

   * Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Adviser.

  ** Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

     Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the trustees who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust's qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee meets only as necessary.

     Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2005 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

[INFORMATION FOR DECEMBER 2005 TO BE UPDATED IN JANUARY 2006]

-------------------------------------- ------------------------------------- --------------------------------------
                                                                                Aggregate Dollar Range of Equity
                                                                                 Securities in All Registered
                                                                                 Investment Companies Overseen
                                         Dollar Range of Equity Securities         By Trustee in Family of
    Name of Trustee                                 in the Fund                      Investment Companies*
-------------------------------------- ------------------------------------- --------------------------------------
                                               Independent Trustees
-------------------------------------- ------------------------------------- --------------------------------------
Brian R. Bruce                                          A                                      A
-------------------------------------- ------------------------------------- --------------------------------------



                                               14

-------------------------------------- ------------------------------------- --------------------------------------
Mark F. Ivan                                            A                                      B
-------------------------------------- ------------------------------------- --------------------------------------
Richard M. Lewis                                        A                                      A
-------------------------------------- ------------------------------------- --------------------------------------
A. Zorel Paritzky, M.D. A A
-------------------------------------- ------------------------------------- --------------------------------------
William R. Reichenstein, Ph.D.                          A                                      A
-------------------------------------- ------------------------------------- --------------------------------------
                                               Interested Trustees
-------------------------------------- ------------------------------------- --------------------------------------
Arnold Van Den Berg                                     A                                      E
-------------------------------------- ------------------------------------- --------------------------------------
James D. Brilliant                                      A                                      E
-------------------------------------- ------------------------------------- --------------------------------------
Scott Van Den Berg                                      A                                      E
-------------------------------------- ------------------------------------- --------------------------------------
Aaron S. Buckholtz                                      A                                      E
-------------------------------------- ------------------------------------- --------------------------------------

   * Family of Investment Companies for the CM Advisers Family of Funds.

     Ownership In Fund Affiliates. None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record, or hold any other interest, direct or indirect, in the Adviser, the Fund's distributor or any affiliate of the Advisor or distributor.

     Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Disinterested Trustees receive $3,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

----------------------------- ----------------- ------------------------- ----------------- -------------------------
                                  Aggregate                                  Estimated        Total Compensation
                                Compensation      Pension or Retirement        Annual         From Fund to Fund
                                  From the         Benefits Accrued As      Benefits Upon       Complex Paid to
       Name of Trustee              Fund*         Part of Fund Expenses      Retirement            Trustee**
----------------------------- ----------------- ------------------------- ----------------- -------------------------
---------------------------------------------------------------------------------------------------------------------

                                                Independent Trustees
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Brian R. Bruce                     $2,050                None                  None                  $4,100
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Mark F. Ivan                       $2,050                None                  None                  $4,100
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Richard M. Lewis                   $2,050                None                  None                  $4,100
----------------------------- ----------------- ------------------------ ------------------ -------------------------
A. Zorel Paritzky, M.D.            $2,050                None                  None                  $4,100
----------------------------- ----------------- ------------------------ ------------------ -------------------------
William   R.   Reichenstein,       $2,050                None                  None                  $4,100
Ph.D.
---------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Arnold Van Den Berg,                None            Not Applicable        Not Applicable              None
Chairman, President
----------------------------- ----------------- ------------------------ ------------------ -------------------------
James D. Brilliant,                 None            Not Applicable        Not Applicable              None
Treasurer
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Scott Van Den Berg,                 None            Not Applicable        Not Applicable              None
Secretary
----------------------------- ----------------- ------------------------ ------------------ -------------------------
Aaron S. Buckholtz                  None            Not Applicable        Not Applicable              None
----------------------------- ----------------- ------------------------ ------------------ -------------------------

   *  Figures are estimates for the fiscal year ending February 28, 2006
   ** Each of the  Trustees  serves as a Trustee to the two series of the Trust.
      Figures are estimates for the fiscal year ending February 28, 2006.

     Principal Holders of Voting Securities and Management Ownership. As of December 28, 2005, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of December 28, 2005.

        Name and Address            Amount and Nature
      of Beneficial Owner        of Beneficial Ownership             Percent
      -------------------        -----------------------             -------

            None


                          MANAGEMENT AND ADMINISTRATION

     Investment Adviser. Information about the Adviser, Van Den Berg Management, Inc. d/b/a CM Fund Advisers, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, and its duties and compensation as Adviser is contained in the Prospectus. The Adviser, controlled by Arnold Van Den Berg who also serves as the Chairman of the Board of Trustees, has been engaged in the investment advisory business since 1974 and, as of December ___, 2005, managed approximately $2.9 billion under the assumed (d/b/a) name "Century Management."

     [In considering the nature and scope of the services provided by the Adviser, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board also considered that the Trust's executive officers are employees of the Adviser, and that these officers would serve without additional compensation. The Board considered the administrative services that the Adviser and its employees would provide to the Fund, and the services already provided by the Adviser related to organizing the Fund. After reviewing the foregoing information and descriptions of the Advisor's business and the Advisor's Form ADV, and discussing the Adviser's proposed services to the Fund with the Adviser, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

     The Board also evaluated the investment management experience of the Adviser. In particular, the Adviser described to the Board the Adviser's experience [_______________________________________]. In addition, the Adviser discussed  with the Board  [_______________________________________].  The Board
discussed with the Adviser the investment objective and strategy for the Fund, and the Adviser's plans for implementing such strategies for the Fund. The Board considered the Adviser's capabilities and determined that the Adviser would be an appropriate manager for the Fund.

     The Board examined and evaluated the proposed fee arrangements between the Fund and the Adviser under the Advisory Agreement. The Board compared the Fund's proposed management fee with fees paid to other investment advisers by other actively managed funds that invest primarily or substantially in similar securities. The Board also compared the expense ratios of comparable funds to the Fund's expense cap through the Expense Limitation Agreement. The Board noted that the Adviser would waive or reduce fees to the extent necessary to meet its obligations under the Expense Limitation Agreement. The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund's expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies invested in, and/or the nature of the markets invested in, among other factors. The Board also considered that, giving effect to the Expense Limitation Agreement, was not as low as that of some other funds with certain comparable characteristics. The

Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser's name and the ability for the Adviser to place small accounts into the Fund. After comparing the fees under the Advisory Agreement with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

     Based upon all of the foregoing considerations, the Board, including a majority of the Trust's Independent Trustees, approved the Advisory Agreement.]

     The Adviser supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

     The Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Arnold Van Den Berg (President and a senior portfolio manager of the Adviser), James D. Brilliant (a Vice President and senior portfolio manager of the Adviser) and Thomas W. Siderewicz (a portfolio manager, research analyst and trader for the Adviser) are responsible for the day-to-day management of the Fund's portfolio.

     Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

     The Adviser receives a monthly management fee equal to an annual rate of 0.50% the Fund's net assets. In addition, the Adviser and the Fund have entered into the Expense Limitation Agreement, mentioned above, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 28, 2007. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.00%, as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

     In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under
Section 28(e) of the 1934 Act and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under "Portfolio Transactions And Brokerage Allocation - Brokerage Selection."

     Compensation of Portfolio Managers. The portfolio managers are principals of the Adviser and their compensation varies with the general success of the Adviser as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as the Fund's performance or asset level.

     Ownership of Fund Shares by Portfolio Managers. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of December ____, 2005 stated as one of the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and
over $1,000,000.

------------------------------------- ----------------------------------
                                               Dollar Range of
                                              Equity Securities
     Name of Portfolio Manager                   in the Fund
------------------------------------- ----------------------------------
Arnold Van Den Berg                                 ____
------------------------------------- ----------------------------------
James D. Brilliant                                   ___
------------------------------------- ----------------------------------
Thomas W. Siderewicz                                 ___
------------------------------------- ----------------------------------

     Other Accounts Managed by Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of December ____, 2005.

----------------------------- -------------------------------- -------------------------------- --------------------------------
                                  Registered Investment           Other Pooled Investment
                                         Companies*                     Vehicles                          Other Accounts
                                         ----------                     --------                          --------------

                                Number of                         Number of                        Number of
          Name                  Accounts       Total Assets        Accounts      Total Assets       Accounts      Total Assets
----------------------------- --------------- ---------------- --------------- ---------------- --------------- ----------------
Arnold Van Den Berg ,               2           $__________          0               $0              ____         $_________
James D. Brilliant and
Thomas W. Siderewicz
----------------------------- --------------- ---------------- --------------- ---------------- --------------- ----------------
Accounts where                      0               $0               0               $0             _____         $__________
compensation is based
 upon account performance
----------------------------- --------------- ---------------- --------------- ---------------- --------------- ----------------

   *  Includes the CM Advisers Fund, a series of the Trust.

     Portfolio Managers' Conflicts of Interests. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separately managed private clients and other series of the Trust advised or managed by the Adviser (the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund, be compared to the same index the Fund uses for performance comparison or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.

     Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. The portfolio managers know the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Fund, or vice versa.

     Investment Opportunities. The Adviser provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across many investment products. For some of these investment strategies, the Adviser may be compensated based on the profitability of the account. These incentive compensation structures may create a conflict of interest for the Adviser with regard to other client accounts where the Adviser is paid based on a percentage of assets in that the Adviser may have an incentive to allocate the investment ideas opportunities that it believes might be the most profitable to the client accounts where they might share in investment gains.

     Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.150%; on the next $50 million, 0.125%; on the next $50 million, 0.100%; on all assets over $150 million, 0.075%, with a minimum administration fee of $2,000 per month. In addition, the Administrator receives a monthly fund accounting fee of $2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

     The  Administrator  performs  the  following  services  for the  Fund:  (1)
procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law;
(5) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law;
(6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

     Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

     Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a distribution agreement (the "Distribution
Agreement") approved by the Trustees. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. Under the Distribution Agreement, the Distributor is paid $5,000 per annum for its services. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act (see "Management of the Fund - Distribution Plan" in the Prospectus and "Purchases, Redemptions and Special Shareholder Services - Additional Information" below). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Independent Trustees, none of whom have any direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust's Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures.

     Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency fees as a percentage of assets (unless and until the Fund has a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Fund in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

     Under the Plan the Fund may expend up to 0.45% of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Fund's average annual net asset value. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the Funds; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any Independent Trustee of the Fund having any direct or indirect financial interest in the Plan or related agreements.

     Custodian. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

     Compliance Services Administrator. The Trust has entered into a compliance services arrangement with Nottingham Compliance Services, LLC ("NCS"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which NCS, an affiliate of the Administrator, will assist the Trust's Chief Compliance Officer in preparing and updating the Trust's compliance manual, and in monitoring and testing compliance with the policies and procedures under the Trust's compliance manual.

     Independent Registered Public Accounting Firm. The Trustees have selected the firm of Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102-1732, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

     Such firm will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

     Legal Counsel. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.

                                 CODE OF ETHICS

     The Trust and the Adviser each have adopted a code of ethics, as required by applicable law (the "Code of Ethics"), which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a separate code of ethics). The Code of Ethics permits employees and officers of the Trust and the Adviser to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Code of Ethics requires that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics.

                              PROXY VOTING POLICIES

     The Trust has adopted a proxy voting and disclosure policy (the "Proxy Voting and Disclosure Policy") that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees. Copies of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

     The Fund will file annually a Form N-PX explaining how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest. Under the Fund's policy, the Fund and Adviser generally will not disclose the Fund's portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Fund and Adviser may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

     The Fund will publicly disclose a complete schedule of the Fund's portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund's fiscal quarter end and will remain accessible until the posting of the next fiscal quarter's portfolio holdings report. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q, and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR. The Fund's Form N-CSR and Form N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

     The Fund and/or Adviser may share non-public portfolio holdings information with the Fund's service providers, including the Fund's accountant, Administrator, Custodian and the Fund's counsel, as well as ADP Investor Communication Services, Inc., a proxy voting recordkeeping service providing assistance to the Adviser in voting proxies for the Fund, that require such information for legitimate business and Fund oversight purposes. The Fund and/or Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Fund's service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. The Fund currently does not provide non-public portfolio holdings information to any other third parties. In the future, the Fund may elect to disclose such information to other third parties if the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Adviser is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund's portfolio holdings information.

     The Fund's policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Adviser and Administrator are required to report to the Trustees any known disclosure of the Fund's portfolio holdings to unauthorized third parties. The Fund has not entered (and does not intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information.

             PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

     Purchases. Reference is made to "Purchasing Shares" in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. The Prospectus also describes the Fund's automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

     Pricing of Orders. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form. Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days that the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under "Net

Asset Value" below. The Fund's net asset value is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes will be executed at the price calculated as of that time on the next business day.

     Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish, subject to a 1% redemption fee for withdrawals made within a year of purchase. (For information on the redemption fee, see "Redeeming Shares - Fees on Redemptions" in the Prospectus.) When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

     Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

     Share Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

     The Fund reserves the right in its sole discretion to: (1) suspend the offering of its shares; (2) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (3) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economics can be achieved in sales of Fund shares.

     Redemptions. Reference is made to "Redeeming Shares" in the Prospectus for more information regarding how to redeem shares. Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes the Fund's policy regarding accounts that fall below the Fund's required minimums, redemptions in kind, signature guarantees and other information about the Fund's redemption policies. The following information supplements the information regarding share redemptions in the Prospectus:

     Suspension of Redemption Privileges and Postponement of Payment. The Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC;
(2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds, and the assessment of a redemption fee of 1% on redemptions of Fund shares occurring within one year following the issuance of such shares. For information on the redemption fee, see "Redeeming Shares - Fees on Redemptions" in the Prospectus.

     Involuntary Redemptions. In addition to the situations described in the Prospectus under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.

     Additional Information. The following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Fund at 1-800-773-3863.

     Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at CM Advisers Family of Funds c/o N.C. Shareholder Services, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

     Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

     Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as NASD. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

                                 NET ASSET VALUE

     The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier). The Fund's net asset value per share is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value per share of the Fund will not be calculated.

     In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

     The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

     o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

     o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

     o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

     o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximate market value.

     o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to each series of the Trust are conclusive.

                           ADDITIONAL TAX INFORMATION

     The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

     The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

     An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

     The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

     Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

     If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

     Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

     Each series of the Trust, including the Fund, will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

     If the Fund declares a dividend in October, November or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

     A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

     In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2006) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

     Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

     Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

     The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                      ADDITIONAL INFORMATION ON PERFORMANCE

     From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, or ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

     The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

     The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

     The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVD = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

     The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

     The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                           Yield =2[(A - B + 1)^6-1]
                                       CD

Where    A = dividends  and  interest  earned  during the  period.
         B = expenses accrued for the period (net of reimbursements).
         C = average  daily number of shares  outstanding  during the period that were entitled to receive dividends.
         D = the maximum offering price per share on the last day of the period.

     The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman Brothers Aggregate Bond Index, which is generally considered to be representative of the performance of an unmanaged group of bond securities that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Adviser. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

     The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

     As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors may use such indices in addition to the Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

     From time to time, the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

     Comparative information about the yield of the Fund and about average rates of return on certificates of deposits, bank money market deposit accounts, money market mutual funds, and other similar types of investments may be included in Fund communications. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate at maturity. A bank money market deposit account is a form of savings account that pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

                              FINANCIAL STATEMENTS

     Because the Fund is newly organized and has no operating history as of the date of this SAI, there are no financial statements to be presented here. Once they become available, you may request a copy by calling or writing the Fund.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Fund will acquire debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality "investment grade" ("Investment-Grade Debt Securities") or of lower quality with significant risk characteristics (e.g., "junk bonds"). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR'S(R) RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. A rating of A-3 indicates that the commercial paper has adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Commercial paper with a rating of B, although the obligor currently has the capacity to meet its financial commitments, is vulnerable with significant speculative characteristics such as facing major ongoing uncertainties, which could lead to its inability to meet its financial commitments in the future. A rating of C indicates that the commercial paper is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligator to meet its financial commitments. Commercial paper rated D is in default.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY'S INVESTOR SERVICE, INC. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. It is assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. It indicates a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term securities rated B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between "Investment-Grade Debt Securities" and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests. Accordingly, the Fund's portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

                       APPENDIX B - PROXY VOTING POLICIES


The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and

     (2) the Adviser's Proxy Voting and Disclosure Policy, including a detailed description of the Adviser's specific proxy voting guidelines.

                           CM ADVISERS FAMILY OF FUNDS

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (the "Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

The IC Amendments require that the CM Advisers Family of Funds (the "Trust") and each series of the Trust (individually and collectively the "Fund") disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Fund to file with the SEC and to make available to its shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that the Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust and the Fund believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of Fund's shareholders.

     B.   Delegation to Fund's Adviser

     The Trust's Board of Trustees ("Board") believes that CM Fund Advisers ("CM"), as the Fund's investment adviser, is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Board, CM, the Fund's investment adviser, is hereby delegated the following duties:

     (i)  to make the proxy voting decisions for the Fund; and

     (ii) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve CM's Proxy Voting and Disclosure Policy ("CM's Voting Policy") as it relates to the Fund. The Board must also approve any material changes to CM's Voting Policy no later than four (4) months after adoption by CM.

     C. Conflicts

     In cases where a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders
     (i) when a vote is cast consistent with a specific voting policy as set forth in CM's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below).

III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

     Beginning with the Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

     In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, the Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

         The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

         (i)      The name of the issuer of the portfolio security;

         (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

         (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

         (iv)     The shareholder meeting date;

         (v)      A brief identification of the matter voted on;

         (vi) Whether the matter was proposed by the issuer or by a security holder;

         (vii)    Whether the Fund cast its vote on the matter;

         (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

         (ix)     Whether the Fund cast its vote for or against management.

          The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          The Fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.  Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)      A copy of this Policy;
         (ii)     Proxy statements received regarding Fund's securities;
         (iii)    Records of votes cast on behalf of Fund; and
         (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of CM's records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by CM that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.   Proxy Voting Committee

     A.   General

     The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board or CM, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy

     Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.



Adopted as of this 7th day of May, 2003.

                     CENTURY MANAGEMENT AND CM FUND ADVISERS

                       PROXY VOTING AND DISCLOSURE POLICY
                            (Adopted August 6, 2003)


I.  Introduction

Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Adviser has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

The Advisers Act Amendments require that Century Management and CM Fund Advisers (collectively "Adviser" or "We") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Adviser has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that Adviser complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to series of the CM Advisers Family of Funds advised or managed by the Adviser (individually and collectively the "Fund"), the shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these policies and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

Adviser believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Adviser is committed to voting corporate proxies in the manner that serves the best interests of their clients.

The following details Adviser's philosophy and practice regarding the voting of proxies.

     A.   General

     Adviser believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

     B.   Procedures

     To implement Adviser's proxy voting policies, Adviser has developed the following procedures for voting proxies.

     i. Upon receipt of a corporate proxy by Adviser, the special or annual report and the proxy are submitted to Adviser's proxy voting manager (the "Proxy Manager"), currently James Brilliant. The Proxy Manager will then vote the proxy in accordance with this policy. For any proxy proposal not clearly addressed by this policy, the Proxy Manager will consult with Adviser's Vice President, currently James Brilliant, before voting the proxy.

     ii. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and any other material submitted with the proxy. The Proxy Manager shall take into consideration what vote is in the best interests of clients and the provisions of Adviser's Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

     iii. The Proxy Manager shall be responsible for maintaining copies of each special or annual report, proxy proposal, and other material submitted with the proxy, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Adviser's files.

     C.   Absence of Proxy Manager

     In the event that the Proxy Manager is unavailable to vote a proxy, then David Swann shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III. Voting Guidelines

While Adviser's policy is to review each proxy proposal on its individual merits, Adviser has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

     A.   Corporate Governance

          1.   Election of Directors and Similar Matters

          In an uncontested election, Adviser will generally vote in favor of management's proposed directors. In a contested election, Adviser will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors, Adviser will review any contested proposal on its merits.

          Notwithstanding the foregoing, Adviser expects to generally vote against proposals to:

          o    Adopt or continue the use of a classified Board structure; and
          o Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).
          o Limit directors' liability and reduce directors' indemnification rights;

          2. Audit Committee Approvals

          Adviser generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. Adviser will generally vote to ratify management's recommendation and selection of auditors.

          3. Shareholder Rights

          Adviser will consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o Adopt confidential voting and independent tabulation of voting results; and
          o    Require shareholder approval of poison pills;

          And expects to generally vote against proposals to:


          o    Adopt super-majority voting requirements; and
          o Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

          4.  Anti-Takeover  Measures,   Corporate  Restructurings  and  Similar
          Matters

          Adviser may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company's stock.

          Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
          o Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
          o    Require shareholder approval of "poison pills."

          And expects to generally vote against proposals to:

          o    Adopt classified boards of directors;
          o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

          o Require a company to consider the non-financial effects of mergers or acquisitions.

          5. Capital Structure Proposals

          Adviser will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

          Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o    Favor preemptive rights.

     B.   Compensation

          1.   General

     Adviser generally supports proposals that encourage the disclosure of a company's compensation policies. In addition, Adviser generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Adviser may consider any contested proposal related to a company's compensation policies on a case-by-case basis.

     Notwithstanding  the  foregoing,   Adviser  expects  to  generally  support
     proposals to:

     o    Require shareholders approval of golden parachutes

     And expects to generally vote against proposals to:

     o Adopt measures that appear to the Proxy Manager to arbitrarily change executive or employee benefits.

     2.   Stock Option Plans and Share Issuances

     Adviser evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Adviser may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares be purchased in the open market.

     Notwithstanding the foregoing, Adviser expects to generally vote against proposals to:

     o Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

     C.   Corporate Responsibility and Social Issues

     Adviser generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

     Adviser will generally vote against proposals involving corporate responsibility and social issues, although Adviser may vote for corporate responsibility and social issue proposals that Adviser believes will have substantial positive economic or other effects on a company or the company's stock.

IV.  Conflicts

     In cases where Adviser is aware of a conflict between the interests of a client(s) and the interests of Adviser or an affiliated person of Adviser (e.g., a portfolio holding is a client or an affiliate of a client of Adviser), the Adviser will take the following steps:

i. With respect to clients that are registered investment companies, the Adviser will notify the client of the conflict and will vote the client's shares in accordance with the instructions of the client's Board of Trustees; and

ii.  With respect to other clients, the Adviser will:

     o vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where the Adviser's vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and
     o for other matters, will engage an independent third party (e.g., a proxy voting service) to review issues and vote proxies based on their determination of what is in the best interest of the client(s).

V.   Adviser Disclosure of How to Obtain Voting Information

On or before August 6, 2003, Rule 206(4)-6 requires Adviser to disclose in response to any client request how the client can obtain information from Adviser on how its securities were voted. Adviser will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Adviser. Upon receiving a written request from a client, Adviser will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Adviser will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Adviser will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.  Recordkeeping

Adviser shall keep the following records for a period of at least five years, the first two in an easily accessible place:

i.   A copy of this Policy;

ii.  Proxy Statements received regarding client securities;

iii. Records of votes cast on behalf of clients;

iv. Any documents prepared by Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision;

v.   Records of client requests for proxy voting information, and

vi. With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

The Fund shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Adviser and, upon reasonable written request, shall deliver such records to the Fund. These records may be kept as part of Adviser's records.

Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Adviser that are maintained with a third party such as a proxy voting service, provided that Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII. Amendments

This policy may be amended at any time by Adviser, provided that material changes to this policy that affect proxy voting for a registered investment company managed by the Adviser shall be ratified by such registered investment company within four (4) months of adoption by Adviser.

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

         (a) Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for the CM Advisers Family of Funds ("Registrant").^1

         (b) Amended and Restated By-Laws for the Registrant.^1

         (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

         (d)(1) Investment Advisory Agreement between the Registrant and Van Den Berg Management, Inc. d/b/a CM Fund Advisers ("Adviser"), as advisor for the CM Advisers Fund.^1

         (d)(2) Investment Advisory Agreement between the Registrant and the Adviser, as advisor for the CM Advisers Fixed Income Fund ("Fund").^5

         (e)(1) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the CM Advisers Fund. ^1

         (e)(2)   Distribution   Agreement   between  the   Registrant  and  the
Distributor, as distributor for the CM Advisers Fixed Income Fund.^5

         (f) Not Applicable.

         (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
Bank).^1

         (g)(2) First Amendment to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^3

         (g)(3) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^1

         (g)(4) Second Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^1

         (g)(5) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^1

         (g)(6) Fourth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(7) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(8) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(9) Seventh Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(10) Eighth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^3

         (g)(11) Ninth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^3

         (g)(12) Tenth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

         (g)(13) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. ("Custodian"), as custodian for the Registrant.^1

         (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company ("Administrator"), as administrator for the Registrant.^1

         (h)(2)  First   Amendment  to  the  Fund   Accounting   and  Compliance
Administration Agreement between the Registrant and the Administrator, as administrator for the Registrant.^5

         (h)(3) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC ("Transfer Agent"), as transfer agent for the Registrant.^1

         (h)(4) Expense Limitation Agreement between the Registrant and the Adviser for the CM Advisers Fund.^1

         (h)(5) Expense Limitation Agreement between the Registrant and the Adviser for the CM Advisers Fixed Income Fund.^5

         (i) Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Registrant.^1

         (j) Consent of Briggs, Bunting & Dougherty, LLP, independent registered public accounting firm.

         (k) Balance Sheet of the CM Advisers Fund dated April 1, 2003.^1

         (l) Initial Subscription Agreement.^1

         (m)(1) Distribution Plan under Rule 12b-1 for the CM Advisers Fund.^1

         (m)(2) Distribution Plan under Rule 12b-1 for the CM Advisers Fixed Income Fund.^5

         (n) Not Applicable.

         (o) Reserved.

         (p)(1) Code of Ethics for the Registrant.^4

         (p)(2) Revised Code of Ethics for the Registrant.^5

         (p)(3) Code of Ethics for the Adviser.

         (p)(4) Revised Code of Ethics for the Adviser.^5

         (q) Copy of Powers of Attorney.^4

-----------------------

^1. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed on May 12, 2003 (File No. 333-101585).
^2. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed on June 28, 2004 (File No. 333-101585).

^3. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 2 filed on April 29, 2005 (File No. 333-101585).

^4. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 3 filed on June 28, 2005 (File No. 333-101585). 5. To be filed by amendment.

^5       To be filed by amendment.


ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25.  Indemnification
          ---------------

         Under Delaware statutes, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

         Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article VII. Section 3. Indemnification.

                  (a) Subject to the exceptions and limitations contained in Subsection (b) below:

                           (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                           (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person:

                           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                  (c) The  rights  of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

                  (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

                  (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Adviser's and Distributor's personnel may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that that the Securities and Exchange Commission has expressed its opinion that indemnification for liabilities under the 1933 Act is against public policy as expressed in the 1933 Act, so indemnification for 1933 Act liabilities may be unenforceable.

ITEM 26.  Business and other Connections of the Investment Adviser
          --------------------------------------------------------

         The description of the Adviser is found under the caption of "Management and Administration - Investment Adviser" in the Prospectus and under the caption "Management and Administration - Investment Adviser" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser provides investment advisory services to other persons or entities other than the Registrant. The directors and officers of the Adviser have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures (other than those resulting from their roles as officers and directors of the Adviser).


ITEM 27.  Principal Underwriter
          ---------------------

         (a) Capital Investment Group, Inc. is underwriter and distributor for CM Advisers Fund, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Wisdom Fund, The Hillman Focused Advantage Fund, The Hillman Total Return Fund, The Turnaround Fund TM, PMFM Managed Portfolio Trust, PMFM Tactical Preservation Portfolio Trust, PMFM Core Advantage Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, Tilson Focus Fund, Tilson Dividend Fund, The Piedmont Select Value Fund, and Giordano Fund.

         (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622, (919) 831-2370.

            (1)                            (2)                      (3)
                                  Position and Offices     Positions and Offices
           Name                     With Underwriter          with Registrant
           ----                     ----------------          ---------------

   Richard K. Bryant                  President                     None

   E.O. Edgerton, Jr.              Vice President                   None

   Con T. McDonald             Assistant Vice-President             None

   W. Harold Eddins, Jr.       Assistant Vice-President             None

   William B. Portwood         Chief Compliance Officer             None

         (c) Not applicable.


ITEM 28.  Location of Accounts and Records
          --------------------------------

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at the office of its investment adviser (Van Den Berg Management, Inc. d/b/a CM Fund Advisers) and its principal executive offices at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, transfer agent (North Carolina

Shareholder Services, LLC, d/b/a NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or administrator (The Nottingham Management Company, d/b/a The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069), except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109).


ITEM 29.  Management Services
          -------------------

         None.


ITEM 30.  Undertakings
          ------------

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No.4 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 30th day of December 2005.


                                     CM ADVISERS FAMILY OF FUNDS

                                     By: /s/ Julian G. Winters
                                         ___________________________
                                         Julian G. Winters, Assistant Secretary


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                *                                              December 30, 2005
_________________________________________                      _________________
James D. Brilliant, Trustee and Treasurer                      Date


                *                                              December 30, 2005
_________________________________________                      _________________
Brian R. Bruce, Trustee                                        Date


                *                                              December 30, 2005
_________________________________________                      _________________
Aaron S. Buckholtz, Trustee                                    Date


                *                                              December 30, 2005
_________________________________________                      _________________
Mark F. Ivan, Trustee                                          Date


                *                                              December 30, 2005
_________________________________________                      _________________
Richard M. Lewis, Trustee                                      Date


                *                                              December 30, 2005
_________________________________________                      _________________
A. Zorel Paritzky, M.D., Trustee                               Date


                *                                              December 30, 2005
_________________________________________                      _________________
William R. Reichenstein, Ph.D., Trustee                        Date


                *                                              December 30, 2005
_________________________________________                      _________________
Arnold Van Den Berg, Trustee, Chairman, and President          Date

                *                                              December 30, 2005
_________________________________________                      _________________
Scott Van Den Berg, Trustee and Secretary                      Date


/s/ Tracey L. Hendricks                                        December 30, 2005
_________________________________________                      _________________
Tracey L. Hendricks, Assistant Treasurer                       Date


* By: /s/ Julian G. Winters                                    December 30, 2005
      ____________________________________                     _________________
      Julian G. Winters, Attorney-in-Fact and                  Date
      Assistant Secretary